5. Income Taxes (Details - Deferred tax assets) - USD ($)	Feb. 28, 2017	May 31, 2016	May 31, 2015
Income Tax Disclosure [Abstract]
Net Operating Loss	$ 24,365	$ 14,394	$ 6,219
Valuation allowance	(24,365)	(14,394)	(6,219)
Net deferred tax asset	$ 0	$ 0	$ 0